Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Results of Operations (Unaudited)
Total revenues	$ 12,635	$ 15,833	$ 16,025	$ 16,097	$ 14,990	$ 15,864	$ 14,225	$ 16,255	$ 60,590	$ 61,334	$ 63,974
Total expenses	14,017	14,674	13,979	13,780	14,126	14,079	13,546	13,875	56,450	55,626	57,091
Income (loss) from continuing operations, net of income tax	(795)	1,024	1,475	1,770	625	897	801	1,685	3,474	4,008	4,947
Income (loss) from discontinued operations, net of income tax	(1,291)	(451)	(1,361)	433	217	301	318	478	(2,670)	1,314	1,389
Net income (loss)	(2,086)	573	114	2,203	842	1,198	1,119	2,163	804	5,322	6,336
Less: Net income (loss) attributable to noncontrolling interests	2	(4)	4	2	8	(5)	4	5	4	12	27
Net income (loss) attributable to MetLife, Inc.	(2,088)	577	110	2,201	834	1,203	1,115	2,158	800	5,310	6,309
Less: Preferred stock dividends	45	6	46	6	49	6	31	30	103	116	122
Preferred stock repurchase premium	0	0	0	0	0	0	42	0	0	42	0
Net income (loss) available to MetLife, Inc.’s common shareholders	$ (2,133)	$ 571	$ 64	$ 2,195	$ 785	$ 1,197	$ 1,042	$ 2,128	$ 697	$ 5,152	$ 6,187
Basic earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$ (0.77)	$ 0.93	$ 1.30	$ 1.60	$ 0.51	$ 0.80	$ 0.65	$ 1.47	$ 3.06	$ 3.43	$ 4.25
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	(1.17)	(0.41)	(1.24)	0.39	0.20	0.27	0.28	0.42	(2.43)	1.18	1.23
Net income (loss) attributable to MetLife, Inc.	(1.90)	0.52	0.10	2.00	0.75	1.08	1.00	1.92
Net income (loss) available to MetLife, Inc.’s common shareholders	(1.94)	0.52	0.06	1.99	0.71	1.07	0.93	1.89	0.63	4.61	5.48
Diluted earnings per common share (1)
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	(0.77)	0.92	1.29	1.59	0.51	0.79	0.64	1.45	3.04	3.40	4.20
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	(1.17)	(0.41)	(1.23)	0.39	0.19	0.27	0.28	0.42	(2.41)	1.17	1.22
Net income (loss) attributable to MetLife, Inc.	(1.90)	0.52	0.10	1.99	0.74	1.06	0.99	1.90
Net income (loss) available to MetLife, Inc.’s common shareholders	$ (1.94)	$ 0.51	$ 0.06	$ 1.98	$ 0.70	$ 1.06	$ 0.92	$ 1.87	$ 0.63	$ 4.57	$ 5.42
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	9,200,000.0								8,000,000	10,500,000.0	10,900,000.0